Document And Entity Information	Dec. 16, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2022
Entity Registrant Name	Everbridge, Inc.
Entity Central Index Key	0001437352
Entity Emerging Growth Company	false
Securities Act File Number	001-37874
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-2919312
Entity Address, Address Line One	25 Corporate Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(818)
Local Phone Number	230-9700
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	EVBG
Security Exchange Name	NASDAQ